Property, Plant and Equipment - Disclosure of Summary about Property, Plant and Equipment (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying value	₨ 88,659	$ 1,079	₨ 90,898
Computer equipment and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying value	₨ 22,425		₨ 25,162